OTHER CURRENT LIABILITIES - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Nonrelated Party
Related Party Transaction [Line Items]
EU ETS allowances payable	$ 22,654	$ 10,063